Summary of Tax Credit Carryforwards (Details) (USD $)	Jan. 31, 2014
Tax Credit Carryforward, Amount	$ 13,813,000
ARGENTINA [Member]
Tax Credit Carryforward, Amount	2,180,000
2015 [Member]
Tax Credit Carryforward, Amount	454,000
2015 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	51,000
2016 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	159,000
2017 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	872,000
2018 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	741,000
2019 [Member] | ARGENTINA [Member]
Tax Credit Carryforward, Amount	357,000
2026 [Member]
Tax Credit Carryforward, Amount	815,000
2027 [Member]
Tax Credit Carryforward, Amount	480,000
2028 [Member]
Tax Credit Carryforward, Amount	525,000
2029 [Member]
Tax Credit Carryforward, Amount	1,313,000
2030 [Member]
Tax Credit Carryforward, Amount	1,908,000
2031 [Member]
Tax Credit Carryforward, Amount	2,296,000
2032 [Member]
Tax Credit Carryforward, Amount	1,632,000
2033 [Member]
Tax Credit Carryforward, Amount	2,213,000
2034 [Member]
Tax Credit Carryforward, Amount	$ 2,177,000